UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.



1.	Name and address of issuer:

American General Life Insurance Company

Separate Account VUL
2727-A Allen Parkway
Houston, Texas 77019-2191


2.	The name of each series or class of securities for which
this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


3.	Investment Company Act File Number:		811-05794


	Securities Act File Number:		333-102301


4(a).	Last day of fiscal year for which this Form is filed:
		12/31/2013


4(b).	_ Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)

Note:	If the Form is being filed late, interest must be paid on the registration fee due.


4(c).	_ Check box if this is the last time the issuer will be filing this Form.


5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year
pursuant to section 24(f):					 $438,837

	(ii)	Aggregate price of securities redeemed
 or repurchased during the fiscal year:			 $849,102

	(iii)	Aggregate price of securities redeemed
or repurchased during
any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration
fees payable to the
Commission:			 $15,108,040

	(iv)	Total available redemption credits
[add items 5(ii) and 5(iii)]: - 	 $15,957,142

	(v)	Net sales - if Item 5(i) is greater than
 Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	 $0

	(vi)	Redemption credits available for use
in future years - if Item 5(i) is less than
Item 5(iv) [subtract Item 5(iv) from Item 5(i)]
		 $(15,518,305)


	(vii)	Multiplier for determining registration fee
 (See Instructions C.9):	 x 	 0.00012880

	(viii)	Registration fee due [multiply Item 5(v
 by Item 5(vii)] (enter "0" if no fee is due):= $0


6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
here:   N/A  .  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
the issuer in future fiscal years, then state that number here:   N/A  .


7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
							 $0


9.	Date the registration fee and any interest payment was
sent to the Commission's lockbox depository:

Method of Delivery:
[   ] Wire Transfer
[   ] Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

/s/ David Jorgensen
David Jorgensen - Senior Vice President
Date 	02/28/2014


* Please print the name and title of the signing officer below the signature.